Leases - Summary of lease cost (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 30,261	¥ 41,377
Interest of lease liabilities	1,695	3,276
Expenses for short-term leases within 12 months	5,911	7,526
Total lease cost	¥ 37,867	¥ 52,179